UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o PFPC Inc. 103 Bellevue Parkway Wilmington, DE 19809
(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Thomas John Holton

Bingham McCutchen LLP

150 Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-838-3830

Date of fiscal year end: June 30, 2007

Date of reporting period: March 31, 2007

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (Unaudited)

Shares		Market Value
Common Stock (100.0%)
Aerospace & Defense (2.8%)
3,300	Goodrich Corp.	$169,884

Computer Services (2.4%)
3,000	CACI International, Inc. - Class A1	140,580

Computer Services & Software (3.7%)
1,300	Electronic Arts, Inc.[1]	65,468
8,200	Parametric Technology Corp.[1]	156,538

		222,006

Consumer Discretionary (2.5%)
2,600	Viacom, Inc. - Class A1	106,756
1,000	Viacom, Inc. - Class B1	41,110

		147,866

Consumer Products (1.9%)
2,600	Central Garden & Pet Co.[1]	38,402
5,200	Central Garden & Pet Co. - Class A1	76,440

		114,842

Electric, Gas, Water & Utilities (4.1%)
3,400	PPL Corp.	139,060
3,500	Southern Union Co.	106,365

		245,425

Entertainment & Leisure (2.5%)
4,300	The Walt Disney Co.	148,049

Finance & Insurance (16.5%)
Asset Management (2.7%)
3,700	Mellon Financial Corp.	159,618

Insurance Carriers (5.2%)
11,500	American Equity Investment Life Holdings Co.	150,995
4,300	Aon Corp.	163,228

		314,223

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (Unaudited)

Shares		Market Value
Savings, Credit & Other Financial Institutions (7.1%)
2,900	Brookfield Asset Management, Inc. - Class A	151,554
2,000	Freddie Mac	118,980
3,500	People’s Bank	155,400

		425,934

Security & Commodity Brokers, Dealers & Services (1.5%)
4,200	E*TRADE Financial Corp.[1]	89,124

Total Finance & Insurance		988,899

Healthcare (14.1%)
Health Care Providers & Service (4.3%)
3,200	Omnicare, Inc.	127,264
1,600	WellPoint, Inc[1]	129,760

		257,024

Healthcare (2.3%)
2,900	Haemonetics Corp.[1]	135,575

Healthcare - Supplies (7.5%)
2,000	C.R. Bard, Inc.	159,020
2,600	Edwards Lifesciences Corp.[1]	131,820
2,200	Millipore Corp.[1]	159,434

		450,274

Total Healthcare		842,873

Manufacturing (26.3%)
Chemical & Allied Products (4.7%)
3,400	Airgas, Inc.	143,310
5,200	Rockwood Holdings, Inc.[1]	143,936

		287,246

Diversified-Industrial Products (2.5%)
1,700	Textron, Inc.	152,660

Electronic Components & Equipment (4.2%)
5,300	NCR Corp.[1]	253,181

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (Unaudited)

Shares		Market Value
Food & Beverage (4.4%)
4,800	Lance, Inc.	97,152
1,700	Nestle SA, ADR [2]	165,155

		262,307

Metal Products (1.6%)
800	Carpenter Technology Corp.	96,608

Misc. Electrical Machinery, Equipment & Supplies (3.4%)
5,700	General Electric Co.	201,552

Misc. Industrial Machinery & Equipment (2.6%)
3,600	Kaydon Corp.	153,216

Semiconductors (2.9%)
16,500	LSI Logic Corp.[1]	172,260

Total Manufacturing		1,579,030

Oil & Gas (6.3%)
2,900	ONEOK, Inc.	130,500
2,800	Questar Corp.	249,788

		380,288

Services (5.7%)
Business Services (1.7%)
1,400	Manpower, Inc.	103,278

Engineering & R/D Services (2.4%)
3,400	URS Corp.[1]	144,806

Telecommunications Services (1.6%)
5,000	Sprint Nextel Corp.	94,800

Total Services		342,884

Technology (3.4%)
5,800	Brooks Automation, Inc.[1]	99,470
12,600	SkillSoft PLC, ADR [1,2]	105,336

		204,806

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (Unaudited)

Shares		Market Value
Wholesale & Retail Trade (7.8%)
Retail Apparel & Accessory Stores (2.0%)
10,500	Quicksilver, Inc.[1]	121,800

Retail Eating & Drinking Places (2.8%)
2,900	Yum! Brands, Inc.	167,504

Specialty Retail Stores (3.0%)
4,600	Dollar Tree Stores, Inc.[1]	175,904

Total Wholesale & Retail Trade		465,208

Total Common Stock (Cost $5,749,665)		5,992,640

Total Investments (100.0%) (Cost $5,749,665) [3]		$5,992,640

[1]	Non-incoming producing security.

[2]	ADR – American Depository Receipt

[3]

The tax cost for Federal income tax purposes was $5,749,665. At March 31, 2007, net unrealized appreciation was $242,975. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $359,090, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $116,115.

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (Unaudited)

Shares		Market Value
Common Stock (93.4%)
Aerospace & Defense (2.7%)
1,999,000	Goodrich Corp.	$102,908,520

Computer Services & Software (2.1%)
1,030,200	Computer Sciences Corp.[1]	53,704,326
560,000	Electronic Arts, Inc.[1]	28,201,600

		81,905,926

Consumer Products (1.1%)
556,000	Fortune Brands, Inc. [2]	43,823,920

Electric, Gas, Water, & Utilities (9.4%)
833,900	Allegheny Energy, Inc.[1]	40,977,846
4,296,404	CMS Energy Corp.[2]	76,475,991
707,200	Constellation Energy Group	61,491,040
1,001,500	PG&E Corp. [2]	48,342,405
3,327,600	PPL Corp.	136,098,840

		363,386,122

Finance & Insurance (19.6%)
Asset Management (4.2%)
2,314,200	Amvescap PLC, ADR [1,2,3]	51,143,820
2,599,900	Mellon Financial Corp. [2]	112,159,686

		163,303,506

Commercial Banks (2.7%)
1,291,700	Marshall & Ilsley Corp. [2]	59,818,627
670,400	UnionBanCal Corp.	42,516,768

		102,335,395

Insurance Carriers (5.5%)
2,632,600	Aon Corp. [2]	99,933,496
846,200	Lincoln National Corp.	57,363,898
850,300	MBIA, Inc. [2]	55,686,147

		212,983,541

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (Unaudited)

Shares		Market Value
Savings, Credit, & Other Financial Institutions (4.9%)
271,100	Ameriprise Financial, Inc.	15,490,654
1,207,975	Brookfield Asset Management, Inc. - Class A [2]	63,128,774
3,299,000	Hudson City Bancorp, Inc. [2]	45,130,320
1,459,400	People’s Bank [2]	64,797,360

		188,547,108

Security & Commodity Brokers, Dealers, & Services (0.9%)
1,627,000	E*TRADE Financial Corp.[1]	34,524,940

State & National Banks (1.4%)
862,600	State Street Corp. [2]	55,853,350

Total Finance & Insurance		757,547,840

Healthcare (8.5%)
Healthcare - Supplies (6.9%)
936,100	C.R. Bard, Inc.	74,429,311
928,000	Dade Behring Holdings, Inc.	40,692,800
1,054,700	Millipore Corp.[1,2]	76,434,109
1,872,300	Omnicare, Inc. [2]	74,461,371

		266,017,591

Pharmaceuticals (1.6%)
686,750	Novo Nordisk, ADR [2,3]	62,171,478

Total Healthcare		328,189,069

Manufacturing (26.9%)
Building Materials & Components (1.0%)
703,100	American Standard Cos., Inc.	37,278,362

Chemical & Allied Products (2.0%)
1,459,400	Rohm & Haas Co.	75,480,168

Containers & Packaging (1.8%)
1,535,000	Ball Corp.	70,379,750

Diversified Manufacturing Industries (2.3%)
2,076,700	Carlisle Cos., Inc.	89,152,731

Diversified-industrial Products (2.8%)
1,214,100	Textron, Inc.	109,026,180

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (Unaudited)

Shares		Market Value
Electronic Components & Equipment (7.7%)
1,152,800	Amphenol Corp. - Class A [2]	74,436,296
3,544,200	NCR Corp.[1]	169,306,433
850,300	Rockwell Automation, Inc. [2]	50,907,461

		294,650,190

Food & Beverage (3.1%)
638,200	Brown-Forman Corp. - Class B	41,840,392
936,100	McCormick & Co., Inc.	36,058,572
1,238,600	Sysco Corp.	41,901,838

		119,800,802

Metal Products (0.9%)
341,900	Precision Castparts Corp.	35,574,695

Misc. Manufacturing Industries (2.0%)
1,447,100	Oshkosh Truck Corp. [2]	76,696,300

Semiconductors (3.3%)
8,515,100	LSI Logic Corp.[1,2]	88,897,644
1,978,600	STMicroelectronics N.V.	37,989,120

		126,886,764

Total Manufacturing		1,034,925,942

Oil & Gas (8.8%)
1,414,400	ENSCO International, Inc. [2]	76,943,360
878,900	Equitable Resources, Inc.	42,468,448
1,410,300	ONEOK, Inc.	63,463,500
1,745,500	Questar Corp.	155,716,055

		338,591,363

Services (6.4%)
Business Services (5.7%)
3,000,500	First Data Corp.	80,713,450
1,038,300	Manpower, Inc.	76,595,391
670,400	The Dun & Bradstreet Corp. [2]	61,140,480

		218,449,321

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (Unaudited)

Par/Shares		Market Value
Educational Services (0.7%)
650,000	Apollo Group, Inc. - Class A [1]	28,535,000

Total Services		246,984,321

Wholesale & Retail Trade (7.5%)
Retail Eating & Drinking Places (1.7%)
1,103,700	Yum! Brands, Inc. [2]	63,749,712

Specialty Retail Stores (3.8%)
1,467,600	Advance Auto Parts, Inc.	56,575,980
2,395,500	Dollar Tree Stores, Inc.[1]	91,603,920

		148,179,900

Wholesale Miscellaneous (2.0%)
1,557,500	Genuine Parts Co.	76,317,500

Total Wholesale & Retail Trade		288,247,112

Total Common Stock (Cost $3,057,544,642)		3,601,103,860

Exchange Traded Funds (1.8%)
106,300	iShares Dow Jones U.S. Financial Sector Index Fund [2]	12,133,082
149,600	iShares Russell Midcap Index Fund	15,589,816
97,700	Midcap SPDR Trust Series I [2]	15,101,489
92,500	Regional Bank HOLDRs Trust [2]	14,593,725
57,200	streetTRACKS KBW Bank ETF	3,248,960
152,000	streetTRACKS KBW Regional Banking ETF [2]	7,314,240

Total Exchange Traded Funds (Cost $48,085,317)		67,981,312

Short-Term Investments (3.0%)
57,611,471	BlackRock Liquidity Funds TempCash Portfolio - Institutional Series	57,611,471
57,611,471	BlackRock Liquidity Funds TempFund Portfolio - Institutional Series	57,611,471

Total Short-Term Investments (Cost $115,222,942)		115,222,942

U.S. Treasury Obligations (2.2%)
$ 10,000,000	U.S. Treasury Bills, 4.84%, 04/16/07	9,980,040
15,000,000	U.S. Treasury Bills, 5.14%, 04/19/07 [2]	14,964,555

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (Unaudited)

Par/Shares		Market Value
2,000,000	U.S. Treasury Bills, 4.90%, 07/05/07 [2]	1,974,480
2,000,000	U.S. Treasury Bills, 4.97%, 07/26/07 [2]	1,969,002
2,000,000	U.S. Treasury Bills, 4.95%, 08/23/07 [2]	1,961,192
2,000,000	U.S. Treasury Bills, 4.88%, 09/27/07 [2]	1,951,940
15,000,000	U.S. Treasury Bills, 5.14%, 04/05/07 [2]	14,993,820
15,000,000	U.S. Treasury Bills, 4.96%, 04/12/07 [2]	14,979,285
15,000,000	U.S. Treasury Bills, 4.88%, 04/26/07	14,950,305
2,500,000	U.S. Treasury Bills, 5.01%, 05/03/07 [2]	2,489,280
2,000,000	U.S. Treasury Bills, 4.94%, 05/24/07 [2]	1,985,830
2,000,000	U.S. Treasury Bills, 4.87%, 06/14/07 [2]	1,980,168

Total U.S. Treasury Obligations (Cost $84,163,807)		84,179,897

Total Investments (100.0%) (Cost $3,305,016,708) [4]		$3,853,894,286	[5]

Short-Term Investments Held As Collateral For Loaned Securities [6]
Institutional Money Market Trust
795,239,615	Institutional Money Market Trust	795,239,615

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $795,239,615)		$795,239,615

[1]	Non-incoming producing security.

[2]	Security partially or fully on loan.

[3]	ADR – American Depository Receipt

[4]

The cost for Federal income tax purposes was $3,315,959,831. At March 31, 2007 net unrealized appreciation was $537,934,455. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $544,682,857, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $6,748,402.

[5]	At March 31, 2007, the market value of securities on loan for the Mid Cap Value Fund was $768,464,105.

[6]	The investments held as collateral on loaned securities represented 20.6% of the market value of the Mid Cap Value Fund. The cost reflected is the same for tax purposes.

CRM FUNDS

CRM MID/LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (Unaudited)

Shares		Market Value
Common Stock (92.0%)
Aerospace & Defense (4.2%)
21,200	Honeywell International, Inc.	$976,472
14,100	United Technologies Corp.	916,500

		1,892,972

Computer Services (1.6%)
38,900	Oracle Corp.[1]	705,257

Computer Services & Software (2.9%)
17,500	Cisco Systems, Inc.[1]	446,775
44,500	Parametric Technology Corp.[1]	849,505

		1,296,280

Consumer Discretionary (1.8%)
20,200	Viacom, Inc. - Class B1	830,422

Consumer Products (5.2%)
15,200	Avon Products, Inc.	566,352
5,400	Fortune Brands, Inc.	425,628
21,200	Procter & Gamble Co.	1,338,992

		2,330,972

Electric, Gas, Water, & Utilities (5.8%)
10,800	Exelon Corp.	742,068
33,200	PPL Corp.	1,357,880
16,400	Southern Union Co.	498,396

		2,598,344

Finance & Insurance (13.7%)
Asset Management (3.0%)
31,700	Mellon Financial Corp.	1,367,538

Financial Services (6.4%)
16,500	Bank of America Corp.	841,830
17,500	JP Morgan Chase & Co.	846,650
28,600	Schwab, (Charles) Corp.	523,094
29,600	Western Union Co.	649,720

		2,861,294

Insurance Carriers (1.7%)
11,500	Lincoln National Corp.	779,585

CRM FUNDS

CRM MID/LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (Unaudited)

Shares		Market Value
Security & Commodity Brokers, Dealers, & Services (1.1%)
23,900	E*TRADE Financial Corp.[1]	507,158

State & National Banks (1.5%)
10,300	State Street Corp.	666,925

Total Finance & Insurance		6,182,500

Healthcare (7.2%)
Healthcare - Supplies (4.2%)
11,100	C.R. Bard, Inc.	882,561
13,800	Millipore Corp.[1]	1,000,086

		1,882,647

Pharmaceuticals (3.0%)
15,200	Roche Holding AG, ADR[2]	1,345,200

Total Healthcare		3,227,847

Insurance (1.9%)
13,800	Metlife, Inc.	871,470

Manufacturing (24.1%)
Building Materials & Components (1.0%)
8,100	American Standard Cos., Inc.	429,462

Containers & Packaging (1.9%)
18,900	Ball Corp.	866,565

Diversified-Industrial Products (2.5%)
12,500	Textron, Inc.	1,122,500

Electronic Components & Equipment (4.7%)
44,500	NCR Corp.[1]	2,125,765

Food & Beverage (6.4%)
16,200	Nestle SA, ADR[2]	1,573,830
20,900	PepsiCo, Inc.	1,328,404

		2,902,234

Machinery & Heavy Equipment (2.2%)
21,600	Thermo Fisher Scientific, Inc.[1]	1,009,800

Misc. Electrical Machinery, Equipment, & Supplies (2.4%)
30,000	General Electric Co.	1,060,800

CRM FUNDS

CRM MID/LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (Unaudited)

Shares		Market Value
Semiconductors (3.0%)
87,600	LSI Logic Corp.[1]	914,544
23,600	STMicroelectronics N.V.	453,120

		1,367,664

Total Manufacturing		10,884,790

Medical Supplies & Equipment (2.0%)
18,500	Medtronic, Inc.	907,610

Oil & Gas (7.7%)
38,400	Dresser-Rand Group, Inc.[1]	1,169,664
15,500	ONEOK, Inc.	697,500
17,900	Questar Corp.	1,596,859

		3,464,023

Services (6.8%)
20,900	Automatic Data Processing, Inc.	1,011,560
47,800	First Data Corp.	1,285,820
10,100	Manpower, Inc.	745,077

		3,042,457

Wholesale & Retail Trade (7.1%)
Retail Apparel & Accessory Stores (2.2%)
27,600	Tween Brands, Inc.[1]	985,872

Retail Eating & Drinking Places (1.8%)
14,000	Yum! Brands, Inc.	808,640

Specialty Retail Stores (1.6%)
19,900	School Specialty, Inc.[1]	718,589

Wholesale Miscellaneous (1.5%)
13,800	Genuine Parts Co.	676,200

Total Wholesale & Retail Trade		3,189,301

Total Common Stock (Cost $37,567,762)		41,424,245

Short-Term Investments (3.8%)
848,863	BlackRock Liquidity Funds TempCash Portfolio - Institutional Series	848,863
848,862	BlackRock Liquidity Funds TempFund Portfolio - Institutional Series	848,862

Total Short-Term Investments (Cost $1,697,725)		1,697,725

CRM FUNDS

CRM MID/LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (Unaudited)

Par/Shares		Market Value
Exchange Traded Funds (1.7%)
13,800	streetTRACKS KBW Bank ETF (Cost $766,569)	783,840

U.S. Treasury Obligations (2.5%)
$ 200,000	U.S. Treasury Bills, 5.14%, 04/05/07	199,918
200,000	U.S. Treasury Bills, 5.16%, 04/12/07	199,724
150,000	U.S. Treasury Bills, 5.20%, 04/16/07	149,701
200,000	U.S. Treasury Bills, 5.14%, 04/19/07	199,527
250,000	U.S. Treasury Bills, 5.13%, 04/26/07	249,171
50,000	U.S. Treasury Bills, 5.06%, 05/03/07	49,786
50,000	U.S. Treasury Bills, 5.04%, 05/24/07	49,646
50,000	U.S. Treasury Bills, 4.97%, 07/26/07	49,225

Total U.S. Treasury Obligations (Cost $1,146,467)		1,146,698

Total Investments (100.0%) (Cost $41,178,523) [3]		$45,052,508

[1]	Non-income producing security.

[2]	ADR - American Depository Receipt.

[3]

The cost for Federal income tax purposes was $41,317,393. At March 31, 2007 net unrealized appreciation was $3,735,115. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,865,343, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $130,228.

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (Unaudited)

Shares		Market Value
Common Stock (95.7%)
Aerospace & Defense (0.9%)
144,487	DRS Technologies, Inc.	$7,537,887

Business Services (2.4%)
886,100	Korn/Ferry International[1,2]	20,327,134

Computer Services (4.1%)
643,400	Checkpoint System, Inc.[1]	15,222,844
874,889	Insight Enterprises, Inc.[1]	15,730,504
119,900	Transaction Systems Architects, Inc.[1]	3,883,561

		34,836,909

Consumer Products (1.4%)
861,650	Playtex Products, Inc.[1]	11,692,591

Electric, Gas, Water, & Utilities (3.8%)
395,064	El Paso Electric Co.[1]	10,409,936
470,300	Pike Electric Corp.[1,2]	8,503,024
444,771	Southern Union Co. [2]	13,516,591

		32,429,551

Entertainment & Leisure (1.4%)
763,800	Callaway Golf Co. [2]	12,037,488

Finance & Insurance (11.1%)
Commercial Banks (3.8%)
158,000	Bank of Hawaii Corp.	8,378,740
462,800	Greater Bay Bancorp	12,444,692
244,600	Webster Financial Corp.	11,743,246

		32,566,678

Financial Services (1.7%)
323,550	Stifel Financial Corp.[1,2]	14,333,265

Insurance Carriers (3.1%)
1,982,950	American Equity Investment Life Holdings Co. [2]	26,036,133

Savings, Credit, & Other Financial Institutions (2.5%)
364,589	Capital Corp of the West	9,679,838
812,800	Investors Bancorp, Inc.[1]	11,736,832

		21,416,670

Total Finance & Insurance		94,352,746

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (Unaudited)

Shares		Market Value
Healthcare (6.0%)
Health Care Providers & Service (0.9%)
760,050	Five Star Quality Care, Inc.[1]	7,813,314

Healthcare (1.5%)
274,700	Haemonetics Corp.[1]	12,842,225

Healthcare - Supplies (3.6%)
338,650	Edwards Lifesciences Corp.[1,2]	17,169,555
360,400	Owens & Minor, Inc. [2]	13,237,492

		30,407,047

Total Healthcare		51,062,586

Information Technology (1.8%)
2,039,400	Bearingpoint, Inc.[1]	15,621,804

Manufacturing (29.1%)
Chemical & Allied Products (4.9%)
304,815	Airgas, Inc.	12,847,952
613,359	Compass Minerals International, Inc. [2]	20,486,191
383,800	Ferro Corp.	8,293,918

		41,628,061

Containers & Packaging (1.5%)
111,037	Greif, Inc. - Class A	12,337,321

Diversified Manufacturing Industries (2.6%)
974,600	Barnes Group, Inc.	22,425,546

Electronic Components & Equipment (2.0%)
722,500	Plantronics, Inc.	17,065,450

Food & Beverage (3.0%)
669,800	Arvinmeritor, Inc. [2]	12,223,850
635,900	Lance, Inc.	12,870,616

		25,094,466

Furniture (1.9%)
684,800	Knoll, Inc.	16,318,784

Misc. Electrical Machinery, Equipment, & Supplies (1.9%)
349,931	Regal Beloit Corp.	16,229,800

Misc. Industrial Machinery & Equipment (5.4%)
639,700	Acco Brands Corp. [1,2]	15,410,373
696,094	Kaydon Corp. [2]	29,625,760

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (Unaudited)

Shares		Market Value
		45,036,133

Misc. Manufacturing Industries (2.6%)
282,200	Greatbatch, Inc.[1]	7,196,100
293,500	Oxford Industries, Inc.	14,510,640

		21,706,740

Semiconductors (1.9%)
1,027,200	Integrated Device Technology, Inc.[1]	15,839,424

Telecommunications Equipment (1.4%)
929,367	Journal Communications, Inc. - Class A	12,184,001

Total Manufacturing		245,865,726

Oil & Gas (3.6%)
447,730	Pride International, Inc.[1]	13,476,673
498,445	Range Resources Corp.	16,648,063

		30,124,736

Real Estate Investment Trusts (2.3%)
515,505	Highland Hospitality Corp.	9,175,989
617,100	Omega Healthcare Investors, Inc.	10,583,265

		19,759,254

Services (4.2%)
Business Services (2.1%)
481,615	G & K Services, Inc.	17,472,992

Commercial Services (1.3%)
538,050	Commercial Vehicle Group, Inc.[1]	11,083,830

Sanitary Services (0.8%)
684,860	Casella Waste Systems, Inc. [1]	6,684,234

Total Services		35,241,056

Technology (3.8%)
635,900	Marchex, Inc. [2]	9,741,988
2,702,713	SkillSoft PLC, ADR1, [3]	22,594,681

		32,336,669

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (Unaudited)

Shares		Market Value
Transportation (2.9%)
Marine (1.6%)
395,120	Kirby Corp.[1]	13,821,298

Trucking (1.3%)
549,400	Vitran Corporation, Inc.[1]	10,795,710

Total Transportation		24,617,008

Wholesale & Retail Trade (16.9%)
Retail Apparel & Accessory Stores (6.2%)
1,644,300	Quicksilver, Inc.[1,2]	19,073,880
647,182	Tween Brands, Inc. [1,2]	23,117,341
1,514,500	The Wet Seal, Inc. - Class A1	9,919,975

		52,111,196

Retail Building Materials (1.9%)
714,904	Interline Brands, Inc.[1]	15,670,696

Retail Eating & Drinking Places (2.9%)
481,650	Applebee’s International, Inc. [2]	11,935,287
455,276	Ruby Tuesday, Inc. [2]	13,020,894

		24,956,181

Specialty Retail Stores (3.0%)
703,600	School Specialty, Inc.[1,2]	25,406,995

Wholesale Miscellaneous (1.4%)
429,000	ScanSource, Inc.[1]	11,514,360

Wholesale-Groceries & Related Products (1.5%)
404,200	Performance Food Group Co.[1,2]	12,477,654

Total Wholesale & Retail Trade		142,137,082

Total Common Stock (Cost $667,923,313)		809,980,227

Short-Term Investments (4.3%)
18,330,376	BlackRock Liquidity Funds TempCash Portfolio - Institutional Series	18,330,376
18,330,376	BlackRock Liquidity Funds TempFund Portfolio - Institutional Series	18,330,376

Total Short-Term Investments (Cost $36,660,752)		36,660,752

Total Investments (100.0%) (Cost $704,584,065) [4]		$846,640,979	[5]

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (Unaudited)

Shares		Market Value
Short-Term Investments Held As Collateral For Loaned Securities[6]
Institutional Money Market Trust
148,370,666	Institutional Money Market Trust	148,370,666

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $148,370,666)		$148,370,666

[1]	Non-incoming producing security.

[2]	Security partially or fully on loan.

[3]	ADR - American Depository Receipt.

[4]

The cost for Federal income tax purposes was $708,375,196. At March 31, 2007 net unrealized appreciation was $138,265,783. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $146,673,855, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $8,408,072.

[5]	At March 31, 2007, the market value of securities on loan for the Small Cap Value Fund was $143,195,375.

[6]	The investments held as collateral on loaned securities represented 17.5% of the market value of the Small Cap Value Fund. The cost reflected is the same for tax purposes.

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (Unaudited)

Shares		Market Value
Common Stock (94.9%)
Aerospace & Defense (7.5%)
12,300	DRS Technologies, Inc.	$641,691
34,200	Esterline Technologies Corp. [1]	1,404,594
38,900	Goodrich Corp.	2,002,572
37,000	Moog, Inc. - Class A1	1,541,050

		5,589,907

Computer Services (4.2%)
27,900	CACI International, Inc. - Class A1	1,307,394
94,340	Parametric Technology Corp. [1]	1,800,951

		3,108,345

Electric, Gas, Water, & Utilities (6.9%)
66,500	Agere Systems, Inc. [1,2]	1,504,230
82,900	CMS Energy Corp. [2]	1,475,620
39,080	Southern Union Co. [2]	1,187,641
22,900	Southwestern Energy Co. [1]	938,442

		5,105,933

Finance & Insurance (12.8%)
Commercial Banks (4.8%)
10,300	Associated Banc-Corp.	346,080
14,000	Bank of Hawaii Corp.	742,420
41,400	Greater Bay Bancorp	1,113,246
29,600	Webster Financial Corp.	1,421,096

		3,622,842

Insurance Carriers (3.4%)
16,300	MBIA, Inc.	1,067,487
32,600	Protective Life Corp.	1,435,704

		2,503,191

Savings, Credit, & Other Financial Institutions (3.7%)
18,375	Brookfield Asset Management, Inc. - Class A2	960,278
39,900	People’s Bank [2]	1,771,560

		2,731,838

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (Unaudited)

Shares		Market Value
Security & Commodity Brokers, Dealers, & Services (0.9%)
31,200	E*TRADE Financial Corp. [1]	662,064

Total Finance & Insurance		9,519,935

Healthcare (9.6%)
18,000	C.R. Bard, Inc.	1,431,180
18,000	Dade Behring Holdings, Inc.	789,300
23,000	Edwards Lifesciences Corp. [1,2]	1,166,100
23,600	Haemonetics Corp. [1]	1,103,300
20,300	Millipore Corp. [1,2]	1,471,141
32,100	Owens & Minor, Inc.	1,179,033

		7,140,054

Manufacturing (32.5%)
Building Materials & Components (3.2%)
5,200	Florida Rock Industries, Inc.	349,908
76,700	Goodman Global, Inc. [1]	1,351,454
13,600	NCI Building Systems, Inc. [1,2]	649,264

		2,350,626

Chemical & Allied Products (5.3%)
27,600	Airgas, Inc.	1,163,340
29,600	Cytec Industries, Inc.	1,664,704
42,800	Rockwood Holdings, Inc. [1]	1,184,704

		4,012,748

Containers & Packaging (1.9%)
30,100	Ball Corp.	1,380,085

Diversified Manufacturing Industries (2.3%)
40,300	Carlisle Cos., Inc.	1,730,079

Diversified-Industrial Products (2.0%)
21,800	Armor Holdings, Inc. [1,2]	1,467,794

Electronic Components & Equipment (7.6%)
22,100	Amphenol Corp. - Class A2	1,426,997
46,600	Electronics for Imaging, Inc. [1]	1,092,770
67,900	NCR Corp. [1]	3,243,582

		5,763,349

Food & Beverage (0.7%)
12,600	McCormick & Co., Inc.	485,352

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (Unaudited)

Shares		Market Value
Metal Fabrication (0.5%)
12,200	Commercial Metals Co.	382,470

Metal Products (2.3%)
14,300	Carpenter Technology Corp.	1,726,868

Misc. Industrial Machinery & Equipment (3.2%)
51,400	Acco Brands Corp. [1,2]	1,238,226
26,300	Kaydon Corp. [2]	1,119,328

		2,357,554

Misc. Manufacturing Industries (2.0%)
27,900	Oshkosh Truck Corp. [2]	1,478,700

Semiconductors (1.5%)
66,900	Brooks Automation, Inc. [1]	1,147,335

Total Manufacturing		24,282,960

Oil & Gas (10.0%)
72,400	Dresser-Rand Group, Inc. [1,2]	2,205,304
1	Kinder Morgan Management, LLC. [1]	35
27,200	ONEOK, Inc.	1,224,000
33,400	Pride International, Inc. [1]	1,005,340
33,600	Questar Corp. [2]	2,997,456

		7,432,135

Services (4.7%)
Business Services (1.8%)
18,700	Manpower, Inc.	1,379,499

Engineering & R/D Services (1.5%)
25,400	URS Corp. [1]	1,081,786

Printing & Publishing (1.4%)
28,600	R.R. Donnelley & Sons Co. [2]	1,046,474

Total Services		3,507,759

Wholesale & Retail Trade (6.7%)
Retail Apparel & Accessory Stores (3.2%)
94,300	Quiksilver, Inc. [1,2]	1,093,880
35,300	Tween Brands, Inc. [1,2]	1,260,916

		2,354,796

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (Unaudited)

Par/Shares		Market Value
Retail Eating & Drinking Places (1.4%)
41,800	Applebee’s International, Inc. [2]	1,035,804

Specialty Retail Stores (2.1%)
41,300	Dollar Tree Stores, Inc. [1]	1,579,312

Total Wholesale & Retail Trade		4,969,912

Total Common Stock (Cost $59,582,240)		70,656,940

Short-Term Investments (3.2%)
1,207,207	BlackRock Liquidity Funds TempCash Portfolio - Institutional Series	1,207,207
1,207,207	BlackRock Liquidity Funds TempFund Portfolio - Institutional Series	1,207,207

Total Short-Term Investments (Cost $2,414,414)		2,414,414

U.S. Treasury Obligations (1.9%)
$ 250,000	U.S. Treasury Bills, 5.14%, 04/05/07[2]	249,896
250,000	U.S. Treasury Bills, 5.16%, 04/12/07[2]	249,654
150,000	U.S. Treasury Bills, 5.07%, 04/16/07	149,701
250,000	U.S. Treasury Bills, 5.14%, 04/19/07[2]	249,409
250,000	U.S. Treasury Bills, 5.13%, 04/26/07	249,172
50,000	U.S. Treasury Bills, 5.01%, 05/03/07[2]	49,786
50,000	U.S. Treasury Bills, 4.94%, 05/24/07[2]	49,646
50,000	U.S. Treasury Bills, 4.97%, 07/26/07[2]	49,225
100,000	U.S. Treasury Bills, 4.95%, 08/23/07[2]	98,060

Total U.S. Treasury Obligations (Cost $1,394,252)		1,394,549

Total Investments (100.0%) (Cost $63,390,906) [3]		$74,465,903	[4]

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (Unaudited)

Shares		Market Value
Short-Term Investments Held As Collateral For Loaned Securities[5]
Institutional Money Market Trust
21,961,442	Institutional Money Market Trust	21,961,442

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $21,961,442)		$21,961,442

[1]	Non-incoming producing security.

[2]	Security partially or fully on loan.

[3]

The cost for Federal income tax purposes was $63,607,970. At March 31, 2007 net unrealized appreciation was $10,857,933. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $11,272,522, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $414,589.

[4]	At March 31, 2007, the market value of securities on loan for the Small/Mid Cap Value Fund was $21,298,452.

[5]	The investments held as collateral on loaned securities represented 29.5% of the market value of the Small/Mid Cap Value Fund. The cost reflected is the same for tax purposes.

Item 2.	Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)
Date May 22, 2007

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date May 22, 2007

*	Print the name and title of each signing officer under his or her signature.